Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of dividend [abstract]
Summary of Dividend Payments
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.25	88,000,000	102,206,898
07.11.25	33,978,381	38,110,466
08.12.25	34,528,465	38,014,374
09.10.25	35,185,087	37,949,471
10.13.25	35,845,087	37,776,618
11.12.25	36,589,217	37,630,280
12.11.25	37,446,115	37,446,115
Total	301,572,352	329,134,222
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	108,317,395
05.23.24	140,261,066	233,734,050
06.28.24	146,118,828	232,838,384
07.24.24	152,806,783	234,060,718
Total	504,186,677	808,950,547
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.23	35,000,000	219,540,349
06.12.23	12,500,000	74,003,447
07.10.23	12,500,000	69,588,181
08.08.23	12,500,000	61,888,267
09.11.23	12,500,000	54,889,937
Total	85,000,000	479,910,181